SEGMENT INFORMATION - Detail of Total Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Other revenue from tenants	$ 1,176	$ 1,152	$ 982
Investment and other revenue	793	960	1,005
Total revenue	9,111	9,483	7,365
Office
Disclosure of operating segments [line items]
Total revenue	1,954	1,998	2,210
Retail
Disclosure of operating segments [line items]
Total revenue	1,548	1,559	1,557
LP Investments
Disclosure of operating segments [line items]
Total revenue	5,353	5,678	3,593
Corporate
Disclosure of operating segments [line items]
Total revenue	256	248	5
Operating segments
Disclosure of operating segments [line items]
Lease revenue	4,786	4,778	3,868
Other revenue from tenants	1,175	1,151	981
Hospitality revenue	2,357	2,594	1,511
Investment and other revenue	793	960	1,005
Total revenue	9,111	9,483	7,365
Operating segments | Office
Disclosure of operating segments [line items]
Lease revenue	1,287	1,340	1,373
Other revenue from tenants	454	463	469
Hospitality revenue	27	27	22
Investment and other revenue	186	168	346
Total revenue	1,954	1,998	2,210
Operating segments | Retail
Disclosure of operating segments [line items]
Lease revenue	1,143	1,152	1,138
Other revenue from tenants	271	278	264
Hospitality revenue	0	0	0
Investment and other revenue	134	129	155
Total revenue	1,548	1,559	1,557
Operating segments | LP Investments
Disclosure of operating segments [line items]
Lease revenue	2,356	2,286	1,357
Other revenue from tenants	450	410	248
Hospitality revenue	2,330	2,567	1,489
Investment and other revenue	217	415	499
Total revenue	5,353	5,678	3,593
Operating segments | Corporate
Disclosure of operating segments [line items]
Lease revenue	0	0	0
Other revenue from tenants	0	0	0
Hospitality revenue	0	0	0
Investment and other revenue	256	248	5
Total revenue	$ 256	$ 248	$ 5